ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2025
ACCOUNTING POLICIES

3.	ACCOUNTING POLICIES

As stated in Note 2, Codere Online’s consolidated financial statements for the periods ended December 31, 2025, 2024, and 2023, have been prepared in accordance with IFRS as issued by the IASB and pursuant to the interpretations issued by the IFRIC.

The following is a description of the material accounting policies used in preparing the accompanying consolidated financial statements:

a)	Basis of consolidation

The consolidated financial statements incorporate the financial statements of the Company and entities controlled by the Company (its subsidiaries) made up to December 31, 2025.

Control over an investee is achieved by a person or entity when such person or entity (i) has power over the investee, (ii) has exposure, or has rights, to variable returns from its involvement with the investee or (iii) has the ability to use its power to affect the investee’s variable returns.

The Company holds 100% ownership of its subsidiaries except for (i) the AenP with LIFO, under which the Company is entitled to receive 99.99% of any distributed profits, (ii) Codere Argentina, S.A. Unión Transitoria of which 1% directly through SEJO and 96% indirectly through Codere Online’s 95% ownership of Codere Online Argentina S.A., and (iii) Codere Online Argentina, S.A., of which SEJO holds 95% and the economic rights over the remaining 5% after it was incorporated and registered on January 28, 2022. Consolidation of a subsidiary begins when the Company obtains control over the subsidiary and ceases when the Company loses control of the subsidiary. Specifically, the results of subsidiaries acquired or disposed of during the year are included in profit or loss from the date the Company gains control until the date when the Company ceases to control the subsidiary. Where necessary, adjustments are made to the financial statements of subsidiaries to bring the accounting policies used in line with the Company’s accounting policies. All intragroup assets and liabilities, equity, income, expenses and cash flows relating to transactions between the members of the Company are eliminated on consolidation.

b)	Functional and presentation currency

The functional currency of all entities comprising Codere Online is the currency of the countries in which they operate. The presentation currency of Codere Online is the Euro and therefore, all balances and transactions denominated in currencies other than the Euro are deemed to be denominated in a foreign currency.

Transactions in foreign currencies are translated at their initial valuation at the spot exchange rate in effect at the transaction date. Monetary assets and liabilities denominated in foreign currencies are translated at the spot exchange rate prevailing at the statement of financial position date. Exchange differences, both positive and negative, arising in this process, as well as those arising on settlement of these assets and liabilities, are recognized in the consolidated statement of operations for the year in which they arise.

Amounts are presented in these consolidated financial statements are in thousands of euros, unless otherwise stated.

c)	Entities located in hyperinflationary economies

In accordance with IAS 29 “Financial Reporting in Hyperinflationary Economies” a subsidiary operates in a country with hyperinflationary economy when the cumulative inflation rate over three years approaches or exceeds 100%. The standard provides the following criteria for determining whether an economy is experiencing hyperinflation: The population expresses prices in terms of a foreign currency or a relatively stable index, the general population prefers to keep its wealth in non-monetary assets or in a relatively stable foreign currency, sales and purchases on credit take place at prices that compensate for the expected loss of purchasing power during the credit period, even if the period is short or the inflation rate over 12 months is equal to or exceeds 50%.

Since 2018, the economy of Argentina, has been considered hyperinflationary under the above criteria and mainly because Argentina had a significant increase in inflation which has cumulative inflation that exceeded 100% over the preceding three-year period, together with other qualitative indicators that continue to exist.

When IAS 29 applies, the subsidiary’s financial statements are adjusted for the effects of changes in the general price level, in order to provide users with information that is more meaningful and useful, which means that:

-	Adjust the historical cost of the non-monetary assets and liabilities and the various equity items from the date of acquisition or incorporation onto the consolidated statement of financial position until the end of the financial year to reflect changes in the purchasing power of the currency as a result of inflation.

-	To reflect the gain or loss corresponding to the impact of the year’s inflation on the net monetary position on the consolidated statement of operations.

-	Adjust the different items on the consolidated statement of operations and cash flow statement by the inflationary index since their generation, with a balancing entry in financial results and a reconciling item in the cash flow statement, respectively.

-	Convert all components of the financial statements to the closing exchange rate. In the case of the Argentine companies, to the closing exchange rate as at December 31 2025 being 1,710 pesos per euro.

At December 31, 2025, no country other than Argentina in which the consolidated entities of Codere Online are located, is considered to have a hyperinflationary economy in accordance with the criteria established in this regard by IFRS-IASB.

d)	Property, plant and equipment (“PP&E”)

Property, plant and equipment is carried at cost less any accumulated depreciation and impairment in value, if any.

Cost includes, among others, direct labor costs incurred in the installation and the relevant allocable portion of the indirect costs.

Codere Online depreciates its property, plant and equipment from the time they are placed in service, depreciating the cost of the assets on a straight-line basis over the assets’ estimated useful lives, which are as follows:

Years of estimated useful life
Machinery and equipment	3 – 10 years
Other fixtures, fittings and tools	3 – 15 years

e)	Leases

Codere Online assesses whether a contract is or contains a lease, at inception of the contract. Codere Online recognises a right-of-use asset and a corresponding lease liability with respect to all lease arrangements in which it is the lessee, except for short-term leases (defined as leases with a lease term of 12 months or less) and leases of low value assets (such as tablets and personal computers, small items of office furniture and telephones). For these leases, Codere Online recognises the lease payments as an operating expense on a straight-line basis over the term of the lease unless another systematic basis is more representative of the time pattern in which economic benefits from the leased assets are consumed.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted by using the rate implicit in the lease. If this rate cannot be readily determined, the group uses its incremental borrowing rate.

The incremental borrowing rate depends on the term, currency and start date of the lease and is determined based on a series of inputs including: the risk-free rate based on government bond rates; a country-specific risk adjustment; a credit risk adjustment based on bond yields; and an entity-specific adjustment when the risk profile of the entity that enters into the lease is different to that of the Group and the lease does not benefit from a guarantee from the Group.

Lease payments included in the measurement of the lease liability comprise.

●	fixed lease payments (including in-substance fixed payments), less any lease incentives receivable;

●	variable lease payments that depend on an index or rate, initially measured using the index or rate at the commencement date;

●	the amount expected to be payable by the lessee under residual value guarantees;

●	the exercise price of purchase options, if the lessee is reasonably certain to exercise the options; and

●	payments of penalties for terminating the lease, if the lease term reflects the exercise of an option to terminate the lease.

The lease liability is subsequently measured by increasing the carrying amount to reflect interest on the lease liability (using the effective interest method) and by reducing the carrying amount to reflect the lease payments made.

Codere Online remeasures the lease liability (and makes a corresponding adjustment to the related right-of-use asset) whenever:

●	the lease term has changed or there is a significant event or change in circumstances resulting in a change in the assessment of exercise of a purchase option, in which case the lease liability is remeasured by discounting the revised lease payments using a revised discount rate.

●	the lease payments change due to changes in an index or rate or a change in expected payment under a guaranteed residual value, in which cases the lease liability is remeasured by discounting the revised lease payments using an unchanged discount rate (unless the lease payments change is due to a change in a floating interest rate, in which case a revised discount rate is used.

●	a lease contract is modified and the lease modification is not accounted for as a separate lease, in which case the lease liability is remeasured based on the lease term of the modified lease by discounting the revised lease payments using a revised discount rate at the effective date of the modification.

Codere Online did not make any such adjustments during the periods presented.

The right-of-use assets comprise the initial measurement of the corresponding lease liability, lease payments made at or before the commencement day, less any lease incentives received and any initial direct costs. They are subsequently measured at cost less accumulated depreciation and impairment losses.

Whenever Codere Online incurs an obligation for costs to dismantle and remove a leased asset, restore the site on which it is located or restore the underlying asset to the condition required by the terms and conditions of the lease, a provision is recognised and measured under IAS 37. To the extent that the costs relate to a right-of-use asset, the costs are included in the related right-of-use asset, unless those costs are incurred to produce inventories.

Right-of-use assets are depreciated over the shorter period of the lease term and useful life of the right-of-use asset. If a lease transfers ownership of the underlying asset or the cost of the right-of-use asset reflects that the group expects to exercise a purchase option, the related right-of-use asset is depreciated over the useful life of the underlying asset. The depreciation starts at the commencement date of the lease.

Codere Online applies IAS 36 to determine whether a right-of-use asset is impaired and accounts for any identified impairment loss as described in Note 3 (f).

Variable rents that do not depend on an index or rate are not included in the measurement the lease liability and the right-of-use asset. The related payments are recognised as an expense in the period in which the event or condition that triggers those payments occurs.

f)	Impairment of non-current assets

Non-current assets are assessed at each reporting date for indicators of impairment if there are certain events or changes indicating the possibility that the carrying amount may not be fully recoverable. Whenever such indicators arise, or in the case of assets which are subject to an annual impairment test, the recoverable amount is estimated. An asset’s recoverable amount is the higher of fair value less costs to sell and value in use. In assessing value in use, the estimated future post-tax cash flows derived from the use of the asset or its cash generating unit, as applicable, are discounted to the asset’s present value using a post-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset, whenever the result obtained is the same that would be obtained by discounting pre-tax cash flows at a pre-tax discount rate.

g)	Financial instruments

Classification of financial assets and financial liabilities

Financial assets and financial liabilities are recognized when an entity within Codere Online becomes a party to the contractual provisions of a financial instrument.

Financial assets and financial liabilities are initially measured at fair value. Transaction costs that are directly attributable to the acquisition or issue of financial assets and financial liabilities (other than financial assets and financial liabilities at fair value through net income or loss) are added to or deducted from the fair value of the financial assets or financial liabilities, as appropriate, on initial recognition. Transaction costs directly attributable to the acquisition of financial assets or financial liabilities at fair value through net income or loss are recognized immediately in the consolidated statements of operations.

Financial assets

Financial assets are classified into three main categories: amortized cost, fair value through net income or loss and fair value through OCI, depending on the business model and the characteristics of the contractual cash flows.

Loans, accounts receivable and financial assets that Codere Online expressly intends and is able to hold to maturity are subsequently measured at amortized cost less any related impairment losses.

Loans and accounts receivable maturing within no more than 12 months from the reporting date are classified as current items and those maturing within more than 12 months are classified as non-current items.

Impairment of financial assets

Codere Online recognizes a loss allowance for expected credit losses on investments in debt instruments which are measured at amortized cost. The amount of expected credit losses is updated on each reporting date to reflect changes in credit risk since the initial recognition of the financial instrument.

Codere Online recognizes lifetime Expected Credit Losses (“ECL”) for receivables, applying the simplified approach established by the IFRS 9 standard. As Codere Online’s historical credit loss experience between Group’s entities is nil, the expected credit loss is estimated based on certain risk parameters, publicly available, such as the probability of default (PD) of Codere Online and a loss given at default (LGD) of 100%.

Derecognition of financial assets

Codere Online derecognizes a financial asset when the contractual rights to the cash flows from the asset expire, or when it transfers the financial asset and substantially all the risks and rewards of ownership of the asset to another party. If Codere Online neither transfers nor retains substantially all the risks and rewards of ownership and continues to control the transferred asset, Codere Online recognizes its retained interest in the asset and an associated liability for amounts it may have to pay. If Codere Online retains substantially all the risks and rewards of ownership of a transferred financial asset, Codere Online continues to recognize the financial asset and also recognizes a collateralized borrowing for the proceeds received.

With respect to the derecognition of a financial asset in its entirety, the difference between the asset’s carrying amount and the sum of the consideration received (and which will be received in the future) and the cumulative gain or loss that had been recognized in the consolidated statements of comprehensive income and accumulated in equity is recognized in the consolidated statements of operations.

Financial liabilities

Financial liabilities at amortized cost

Financial liabilities are subsequently measured at amortized cost using the effective interest method.

The effective interest method is a method of calculating the amortized cost of a financial liability and of allocating interest expense over the relevant period. The effective interest rate is the exact rate that discounts estimated future cash payments (including all fees and points paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) through the expected life of the financial liability, or (where appropriate) a shorter period, to the net carrying amount on initial recognition.

Financial liabilities at fair value through profit or loss

Financial liabilities are classified at fair value through profit or loss (“FVTPL”) when the financial liability is (i) contingent consideration of an acquirer in a business combination, (ii) held for trading or (iii) it is designated as at FVTPL.

Financial liabilities at fair value through profit or loss are measured at fair value, with any gains or losses arising on changes in fair value recognized in profit or loss to the extent that they are not part of a designated hedging relationship. The net gain or loss recognized in profit or loss incorporates any interest paid on the financial liability and is included in net financial results in profit or loss.

For financial liabilities that are designated as at FVTPL, the amount of change in the fair value of the financial liability that is attributable to changes in the credit risk of that liability is recognized in other comprehensive income, unless the recognition of the effects of changes in the liability’s credit risk in other comprehensive income would create or enlarge an accounting mismatch in the consolidated statement of operations. The remaining amount of change in the fair value of liability is recognized in the consolidated statement of operations. Changes in fair value attributable to a financial liability’s credit risk that are recognized in other comprehensive income are not subsequently reclassified to profit or loss; instead, they are transferred to retained earnings upon derecognition of the financial liability.

Derecognition of financial liabilities

Codere Online derecognizes financial liabilities when, and only when, Codere Online’s obligations are discharged, cancelled or expire. The difference between the carrying amount of the derecognized financial liability and the consideration paid and payable is recognized in the consolidated statements of operations.

Accounting for warrants

The warrants meet the definition of a derivative financial instrument as they represent a written put option that gives the holders of the warrants the right to exchange them for Codere Online shares at a fixed price. Although the warrants can be exchanged for Codere Online’s shares based on the terms of the warrant agreement, the warrants were classified as a derivative financial liability measured at FVTPL, and not as an equity instrument. Changes in the fair value of the financial liability are presented in the consolidated statements of operations under the heading “Finance income/(costs)”.

h)	Cash and cash equivalents

Cash and cash equivalents comprise cash in hand and at banks, demand deposits and other short-term highly liquid investments with maturities of three months or less that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value. These items are stated, based on their nature, at historical cost, amortized cost or fair value, which does not differ significantly from realizable value.

i)	Revenue

Revenue from contracts with customers is recognized when service is provided to the customer at an amount that reflects the consideration to which Codere Online expects to be entitled in exchange for those services. Codere Online has generally concluded that it is the principal in its revenue arrangements because it typically controls the services before providing them to the customer.

Online gaming

Codere Online generates its revenues from online gambling (online casino and sports betting). Codere Online recognizes revenue from online gambling at a point in time when each wager has been made and resolved.

Sports betting and online casino revenue represents the net house win and certain customer incentives. The net house win (which represents realized net gaming revenue) consists of the following components:

●	Total wagers less payouts for online casino and sport betting positions that have settled in the year

●	Less bonuses, comps (complementary) and incentives that are realized in the year

●	Less payments to casino game suppliers to fund progressive jackpot network games for the associated wagers placed in the year (on an accruals basis)

●	Less value added tax, and goods and services tax incurred in the year in relation to the above transactions

Liabilities related to customer online wallet balances are recognized and measured as the aggregate net difference between funds deposited by customers plus winning wagers, less losing wagers and less customers withdrawals. Customer online wallet balances deemed inactive pursuant to applicable regulatory requirements in each jurisdiction are written off and recognized in income.

Codere Online reports all the wins as revenue and its platform supplier share is reported in other operating expenses. Revenues generated from online gaming are considered fixed-odd wagering contracts that meet the definition of a financial instrument and are accounted for in accordance with IFRS 9.

Balances related to revenue

A liability is recognized as an obligation to provide the gambling service to a customer for which Codere Online has received consideration from the customer, at which time a contract liability is recognized under trade payables and other current liabilities. These balances relate to unsettled sports bets as of the balance sheet date. For example, online sports betting involves a player placing a wager on a particular outcome of a sporting event at some fixed odds.

Free bets

Free bets are accounted for when settled. When the free bet is used, the transaction is accounted for on a net basis at the time of settlement, which results in a reduction of revenue if the outcome is favorable for the customer.

j)	Taxation

Income tax expense represents the sum of the tax currently payable and deferred tax, if any.

Current tax

The tax currently payable is based on taxable income for the year. Taxable income differs from income before tax as reported in the consolidated statement of operations because of items of income or expense that are taxable or deductible in other years and items that are never taxable or deductible. Codere Online’s current tax is calculated using rates applicable for the tax period that have been enacted or substantively enacted by the end of the reporting period.

United States (“U.S.”) Anti-Inversion Rules

Under the U.S. “anti-inversion” rules, adverse consequences may apply to certain acquisitions of domestic corporations and domestic partnerships (or their assets) by foreign corporations. These consequences generally depend, among other things, on the degree of ownership continuity by former shareholders of the domestic acquired corporation or partnership.

A U.S. inversion transaction generally is a transaction in which a U.S. parented group changes the jurisdiction of its parent corporation to a foreign jurisdiction. Generally, an inversion transaction is subject to Section 7874 and has adverse tax consequences when: (i) a foreign corporation acquires a U.S. corporation (or substantially all of its assets), (ii) the shareholders of the U.S. corporation receive 60% or more of the stock of the foreign corporation and (iii) following the acquisition the foreign corporation does not have 25% or more of its worldwide operations in its country of organization.

Codere Online and its U.S. tax advisors have reviewed the requirements of the application of the U.S. inversion rules to the reverse merger of Merger Sub into DD3 and concluded that the U.S. inversion rules stated in Section 7874 should not apply because the shareholders of DD3 received for purposes of Section 7874 less than 60% of the ordinary shares of The Company. However, the rules for determining ownership under Section 7874 are complex, unclear in some respects, and the subject of ongoing and recent legislative and regulatory review.

Global minimum top-up tax

Codere Group has adopted International Tax Reform — Pillar Two Model Rules (Amendments to IAS 12) upon their release on 23 May 2023. The amendments provide a temporary mandatory exception from deferred tax accounting for the top-up tax, which is effective immediately, and require new disclosures about the Pillar Two exposure (see Note 12).

k)	Non-current and current assets and liabilities

Presentation in the consolidated statements of financial position differentiates between current and non-current assets and liabilities. Assets and liabilities are regarded as current if they mature within one year or within the normal business cycle of Codere Online or are held-for-sale. Non-current assets and liabilities include all other types of assets and liabilities.

l)	Use of estimates and judgements

The preparation of these financial statements requires Codere Online to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements, as well as the reported expenses incurred during the reporting periods. Codere Online’s estimates are based on its historical experience and on various other factors that Codere Online believes are reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources.

Actual results may differ from these estimates under different assumptions or conditions.

The areas requiring management’s significant estimates and judgements involve:

●	The calculation of expected credit losses, which, although with limited impact, is based on assumptions developed by the Company.

●	The valuation of share-based payments agreements under the Existing LTIP, the Amended Existing LTIP, and the New LTIP require significant judgement, including models and key assumptions.

●	The assessment of the recoverability of tax loss carryforwards, which involves judgment regarding future taxable income and timing of utilization.

m)	New IFRS and interpretations of the IFRS Interpretations Committee (“IFRIC”)

Codere Online has applied all of the applicable IFRS-IASB standards and amendments that were effective for periods ended December 31, 2025 and prior to such date. Codere Online has used the same accounting policies in its opening IFRS consolidated statement of financial position and through all of the periods presented in these consolidated financial statements.

As of December 31, 2025, the following standards, amendments and interpretations have been published by the IASB, but their application is not yet mandatory for Codere Online, and Codere Online has not elected to early adopt the policies once allowed to do so. Codere Online intends to adopt these new and amended standards and interpretations, if applicable, when they become effective.

Standards and Amendments			Mandatory application: annual periods beginning on or after
Amendments to the Classification and Measurement of Financial Instruments - Amendments to IFRS 9 and IFRS 7	On 30 May 2024, the IASB issued targeted amendments to IFRS 9 and IFRS 7 to respond to recent questions arising in practice, and to include new requirements not only for financial institutions but also for corporate entities. These amendments:		1 January 2026

	●	clarify the date of recognition and derecognition of some financial assets and liabilities, with a new exception for some financial liabilities settled through an electronic cash transfer system;

	●	clarify and add further guidance for assessing whether a financial asset meets the solely payments of principal and interest (SPPI) criterion;

	●	add new disclosures for certain instruments with contractual terms that can change cash flows (such as some financial instruments with features linked to the achievement of environment, social and governance targets); and

	●	update the disclosures for equity instruments designated at fair value through other comprehensive income (FVOCI).

Standards and Amendments		Mandatory application: annual periods beginning on or after
IFRS 18 Presentation and Disclosure in Financial Statements	IFRS 18 will replace IAS 1 Presentation of financial statements, introducing new requirements that will help to achieve comparability of the financial performance of similar entities and provide more relevant information and transparency to users. Even though IFRS 18 will not impact the recognition or measurement of items in the financial statements, its impacts on presentation and disclosure are expected to be pervasive, in particular those related to the statement of financial performance and providing management-defined performance measures within the financial statements.	1 January 2027

IFRS 19 Subsidiaries without Public Accountability: Disclosures	Issued in May 2024, IFRS 19 allows for certain eligible subsidiaries of parent entities that report under IFRS Accounting Standards to apply reduced disclosure requirements.	1 January 2027

Translation to a Hyperinflationary Presentation Currency - Amendments to IAS 21

Issued in November 2025, Translation to a Hyperinflationary Presentation Currency amends IAS 21 The Effects of Changes in Foreign Exchange Rates to introduce translation requirements for entities translating their financial statements, or the results and financial position of a foreign operation, from a functional currency that is the currency of a non-hyperinflationary economy to a presentation currency that is the currency of a hyperinflationary economy.

1 January 2027

Annual Improvements Volume 11 (issued on 18 July 2024)	Issued by the IASB on 18 July 2024, Annual Improvements to IFRS Accounting Standards—Volume 11 consists of narrow-scope amendments and clarifications to five IFRS standards.	1 January 2026

Codere Online estimates that no standards, amendments and interpretations in the preceding table will have a significant impact on the consolidated financial statements in the initial period of application. However, Codere Online is currently assessing the detailed implications of applying IFRS 18 on Codere Online’s consolidated financial statements.